Principal accounting policies - Fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Impairments of investment in an equity	$ 0	$ 0	$ 0